Cash and short-term deposits	6 Months Ended
Jun. 30, 2021
Cash and short-term deposits
Cash and short-term deposits

8Cash and short-term deposits

As of June 30, 2021, the Group has pledged its short-term deposits with carrying amount of EUR 1,500k (December 31, 2020: EUR 1,500k) and EUR 2,500k (December 31, 2020: EUR 2,500k) respectively, to fulfil collateral requirements in respect of existing secured bank loan and overdraft facility up to EUR 2,500k. In addition, the Group has pledged its short-term deposits of EUR 1,000k (December 31, 2020: EUR 1,000k) related to two other overdraft facilities worth EUR 500k each.

The restriction applying to the collateral may be terminated at any time subject to the full amount of the relevant bank loans and the overdrafts being repaid.